Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 3,083,884	$ 2,792,808	$ 6,932,482	$ 4,668,316	$ 12,214,556	$ 21,862,728
Cost of revenues	3,500,880	2,993,631	7,473,834	4,944,157	12,393,089	19,803,739
Gross (loss) profit	(416,996)	(200,823)	(541,352)	(275,841)	(178,533)	2,058,989
Operating Expenses:
General and administrative (including stock-based compensation of $1,201,728, $1,348,043, $2,401,046, and $2,755,087, respectively)	2,663,753	2,115,704	5,210,047	4,603,722	11,597,173	9,230,789
Sales and marketing	102,470	103,541	549,070	223,708	573,881	426,728
Research and development	37,396	28,636	69,942	64,955	160,858	137,278
Total operating expenses	2,803,619	2,247,881	5,829,059	4,892,385	12,331,912	9,794,795
Operating loss	(3,220,615)	(2,448,704)	(6,370,411)	(5,168,226)	(12,510,445)	(7,735,806)
Other expense (income):
Interest expense			79,314		103,615
Other income	(59)		(120)		(116)	(3)
Total other expense (income)	(59)		79,194		103,499	(3)
Loss before provision for income taxes	(3,220,556)	(2,448,704)	(6,449,605)	(5,168,226)	(12,613,944)	(7,735,803)
Provision for income taxes					2,464	2,400
Net Loss	(3,220,556)	(2,448,704)	(6,449,605)	(5,168,226)	(12,616,408)	(7,738,203)
Less cumulative preferred stock dividends	29,727		59,455		46,587
Net Loss to common stockholders	$ (3,250,283)	$ (2,448,704)	$ (6,509,060)	$ (5,168,226)	$ (12,662,995)	$ (7,738,203)
Weighted average shares outstanding - Basic	12,906,352	4,520,625	12,224,502	4,511,751	6,326,806	4,409,670
Weighted average shares outstanding - Diluted	12,906,352	4,520,625	12,224,502	4,511,751	6,326,806	4,409,670
Net loss per share - Basic	$ (0.25)	$ (0.54)	$ (0.53)	$ (1.15)	$ (2.00)	$ (1.75)
Net loss per share - Diluted	$ (0.25)	$ (0.54)	$ (0.53)	$ (1.15)	$ (2.00)	$ (1.75)